Municipal Bond Investments
Municipal Bond Investments
Investment objective
A high level of interest income that is excluded from federal income taxation, to the extent consistent with prudent investment management and the preservation of capital.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Shareholder Fees	Municipal Bond Investments
Maximum annual fees in the TRAK® CGCM and Consulting Group Advisor investment advisory programs (as a percentage of average quarter-end net assets)	2.00%
Maximum annual fees in the Portfolio Management and Select UMA investment advisory programs (as a percentage of average quarter-end net assets)	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Municipal Bond Investments
Management Fees	0.40%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.57%

Examples
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses including the maximum annual fee for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
For Fund investments made through the TRAK® CGCM or Consulting Group Advisor investment advisory programs:
Expense Example (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Municipal Bond Investments	260	799	1,365	2,905

For Fund investments made through the Portfolio Management or Select UMA investment advisory programs:
Expense Example (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
Municipal Bond Investments	310	948	1,611	3,383

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.
Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in tax exempt general obligation, revenue and private activity bonds and notes, which are issued by or on behalf of states, territories or possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities (including Puerto Rico, the Virgin Islands and Guam). Tax-exempt means that the bonds pay interest that is excluded from gross income for regular federal income tax purposes but such bonds may pay income that is subject to the Alternative Minimum Tax. The Fund's investments generally include municipal obligations with a full range of maturities and broad issuer and geographic diversification.

        Credit quality. The Fund limits its investments to municipal obligations that are rated investment grade or higher by a nationally recognized statistical rating organization, or, if unrated, of equivalent quality as determined by the Sub-adviser.

Duration. The Fund's average duration is typically maintained at 90-110% of the average benchmark duration, which is the average duration of all the constituent bonds in the Barclays Capital Municipal Bond Index, the Fund's benchmark. The Sub-adviser seeks to target the average duration of the benchmark which varies over time and may be impacted by market conditions. Duration is an approximate measure of the sensitivity of the market value of the portfolio holdings to changes in interest rates. The Fund is generally composed of securities having a full range of maturities. Maturity means the date on which the principal amount of a debt security is due and payable. Individual investments may be of any maturity.
Principal risks of investing in the Fund
Loss of money is a risk of investing in the Fund.

        The Fund's principal risks include:
  Market risk, which is the risk that municipal bond prices decline overall. Markets are volatile and can decline significantly in response to real or perceived adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.
  Interest rate risk, which is the risk that interest rates rise and fall over time. When interest rates are low, the Fund's yield and total return also may be low. When interest rates rise, bond prices generally fall, which might cause the Fund's share price to fall. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund's shares.
  Credit risk, which means the Fund is subject to the risk that a decline in the credit quality of an investment could cause the Fund to lose money. Although the Fund invests primarily in investment grade securities, the Fund could lose money if the issuer or guarantor of a portfolio security fails to make timely payment or otherwise honor its obligations.
  Prepayment and extension risks, which means a debt obligation may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt the Fund's yield or share price.
  Municipal securities risk, which includes risks that new federal or state legislation or Internal Revenue Service determinations may adversely affect the tax-exempt status of securities held by the Fund or the financial ability of the municipalities to repay these obligations. Additionally, issuers of municipal obligations may not be able to make timely payments because of general economic downturns or increased governmental costs.
  Liquidity risk, exists when securities are difficult or impossible for the Fund to sell at the time and the price that the Fund would like due to a limited market or to legal restrictions. These securities may also need to be fair valued.
  Taxation risk, which means the possibility that some of the Fund's income distributions may be, and distributions of the Fund's gains may be, subject to federal taxation. The Fund may realize taxable gains on the sale of its securities or other transactions, and some of the Fund's income distributions may be subject to the federal alternative minimum tax. This may result in a lower tax-adjusted return. Additionally, distributions of the Fund's income and gains generally will be subject to state taxation.
  Manager risk, which is the risk that poor security selection by the Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.
  Issuer risk, which is the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.
For more information on the risks of investing in the Fund please see the "Fund details" section in the Prospectus.
Performance
The bar chart below shows how the Fund's investment results have varied from year to year, and the following table shows how the Fund's annual total returns for various periods compare to those of the Fund's benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee, which may be up to 2.50% depending on the particular program through which you invest (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.
Annual total returns (%) as of December 31, 2011 Municipal Bond Investments Calendar years ended December 31

Fund's best and worst calendar quarters Best: 6.67% in 3rd quarter 2009 Worst: (4.74)% in 4th quarter 2010 Year-to-date: 4.57% (through 3rd quarter 2012)
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns		1 year	5 years	10 years	Inception Date
Municipal Bond Investments	[1]	10.48%	4.73%	4.92%	Nov. 18, 1991
Municipal Bond Investments Return After Taxes on Distributions	[1]	7.09%	3.11%	4.10%	Nov. 18, 1991
Municipal Bond Investments Return After Taxes on Distributions and Sale of Fund Shares	[1]	4.61%	2.94%	3.95%	Nov. 18, 1991
Municipal Bond Investments Barclays Capital Municipal Bond Index (reflects no deduction for expenses or taxes)	[1]	10.70%	5.22%	5.38%	Nov. 18, 1991
Municipal Bond Investments Lipper General & Insured Municipal Debt Funds Average	[1]	10.60%	3.81%	4.39%	Nov. 18, 1991
[1]	Fund (without advisory program fee)

The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

        The Fund's primary benchmark is the Barclays Capital Municipal Bond Index. The benchmark is a composite measure of the total return performance of the municipal bond market. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.

The Fund also compares its performance with the Lipper General & Insured Municipal Debt Funds Average. The Lipper General & Insured Municipal Debt Funds Average is comprised of funds that, by fund practice, invest in municipal debt issues in the top four credit ratings as determined by a nationally recognized statistical rating organization.